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                                  EUREKA FUNDS
                         SUPPLEMENT DATED MARCH 5, 2002

               TO THE CLASS A SHARES AND CLASS B SHARES PROSPECTUS
                             DATED JANUARY 30, 2002


UNDER THE SECTION ENTITLED "INVESTMENT GRADE BOND FUND - FUND SUMMARY - INVESTMENT GOAL" ON PAGE 12 OF THE PROSPECTUS, THE INVESTMENT GOAL OF THE INVESTMENT GRADE BOND FUND SHOULD READ AS FOLLOWS:

A high level of income, consistent with preservation of capital

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.